Financial Instruments	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments

Note 19 - Financial Instruments

A.	Liquidity risk

Below are the contractual repayment dates of financial liabilities, including estimated interest payments:

The Company:

	December 31, 2018
	Carrying	Contractual				2024
	amount	cash flow	2019	2020	2021-2023	and later
	NIS	NIS	NIS	NIS	NIS	NIS
Non-derivative financial liabilities
Trade and other payables	12	12	12	-	-	-
Debentures*	727	804	127	265	251	161

Total	739	816	139	265	251	161

Consolidated:

	December 31, 2018
	Carrying	Contractual				2024
	amount	cash flow	2019	2020	2021-2023	and later
	NIS	NIS	NIS	NIS	NIS	NIS
Non-derivative financial liabilities
Trade and other payables	1,570	1,570	1,570	-	-	-
Bank loans	4,721	5,360	771	835	2,221	1,533
Debentures *,**	9,640	10,969	1,519	1,592	4,146	3,712

Total	15,931	17,899	3,860	2,427	6,367	5,245

Financial liabilities for derivative instruments
Forward contracts on the CPI	138	138	43	47	48	-

For withholding payments of the Company’s debentures in the amount of NIS 701 par value after the balance sheet date, please refer to Note 33F. Please also refer to Note 1B regarding the Company’s ability to continue as going concern.

For withholding payments of B Communications’ debentures in the amount of NIS 2,466 par value after the balance sheet date, please refer to Note 33F.

* The Company’s contractual repayments in the tables above reflects the original schedule of the Company’s debentures. The Company’s debentures including accrued interest in the amount of NIS 739 were classified as current maturities on the statements of financial position as of December 31, 2018, please refer to Note 33F.

** B Communications’ contractual repayments in the tables above reflects the original schedule of its debentures. B Communications’ debentures including accrued interest in the amount of NIS 2,467 were classified as current maturities on the statements of financial position as of December 31, 2018, please refer to Note 33F.

B.	Linkage and foreign currency risks

The Group’s exposure to linkage and foreign currency risk was as follows based on notional amounts:

	December 31, 2017
			Foreign
			currency
		Israeli	linked (mainly
	Unlinked	CPI-linked	U.S. dollars)
	NIS	NIS	NIS
Current assets
Cash and cash equivalents	2,334	-	74
Trade receivables	1,862	36	17
Other receivables	44	154	-
Related party	43	-	-
Investments including derivatives	507	57	205
Total current assets	4,790	247	296

Non-current assets
Trade and other receivables	423	121	67
Total non-current assets	423	121	67

Total assets	5,213	368	363

Current liabilities
Debentures, loans and borrowings	1,213	742	-
Trade and other payables	1,346	70	237
Total current liabilities	2,559	812	237

Non-current liabilities
Debentures and bank loans	9,104	4,045	-
Other liabilities including derivatives	-	159	10
Total non-current liabilities	9,104	4,204	10

Total liabilities	11,663	5,016	247

Total exposure in the statement of financial position	(6,450)	(4,648)	116

Forward transactions	(2,308)	1,994	314

	December 31, 2018
			Foreign
			currency
		Israeli	linked (mainly
	Unlinked	CPI-linked	U.S. dollars)
	NIS	NIS	NIS
Current assets
Cash and cash equivalents	1,123	-	50
Trade receivables	1,732	22	19
Other receivables	95	136	-
Investments including derivatives	1,644	74	129
Total current assets	4,594	232	198

Non-current assets
Trade and other receivables	365	105	-
Investments including derivatives	49	-	41

Total non-current assets	414	105	41

Total assets	5,008	337	239

Current liabilities
Debentures, loans and borrowings	3,365	1,359	-
Trade and other payables	1,382	65	166
Total current liabilities	4,747	1,424	166

Non-current liabilities
Debentures and bank loans	6,879	2,758	-
Other liabilities including derivatives	-	95	5
Total non-current liabilities	6,879	2,853	5

Total liabilities	11,626	4,277	171

Total exposure in the statement
of financial position	(6,618)	(3,940)	68

Forward transactions	(1,520)	1,350	170

Information regarding the Israeli CPI and significant exchange rates:

	Year ended December 31			December 31
	2016	2017	2018	2016	2017	2018
	Rate of change			Reporting date spot rate
	%	%	%	NIS	NIS	NIS
1 US dollar	(1.5)	(9.8)	8.1	3.845	3.467	3.748
1 euro	(4.8)	2.7	3.32	4.044	4.153	4.291
Israeli CPI in points	(0.3)	0.3	0.9	139.59	140.00	141.26

A change of 1% of the CPI as at December 31, 2018 would have effect of NIS 20 on total equity and net income. This analysis assumes that all other variables, in particular interest rates, remain constant. In addition, A change of 10% in the US$ exchange rate as at December 31, 2018 would have immaterial effect on total equity and net income.

C.	Interest rate risk

1.	Profile

At the reporting date the interest rate profile of the Group’s interest-bearing financial instruments was:

	December 31
	2017	2018
	NIS	NIS
Fixed rate instruments
Financial assets	2,164	2,770
Financial liabilities	(13,697)	(13,286)
	(11,533)	(10,516)
Variable rate instruments
Financial assets	47	64
Financial liabilities	(1,407)	(1,086)
	(1,360)	(1,022)

2.	Fair value sensitivity analysis for fixed rate financial liabilities and derivatives

The Group does not account for any fixed rate financial liabilities at fair value through profit or loss, and the Group does not designate derivatives (interest swap contracts) as hedging instruments under a fair value hedge accounting model. Therefore, a change in interest rates at the reporting date would not affect profit or loss.

3.	Sensitivity analysis of cash flow for instruments at variable interest

An increase of 100 basis points in the interest rates at the reporting date would have decreased total equity and net income by NIS 8.

D.	Cash flow hedge accounting

The Bezeq Group entered into several forward contracts, as described in the table below, in order to reduce its exposure to changes in the CPI for its CPI-linked debentures (Series 6). These transactions hedge specific cash flows of certain of the Bezeq debentures and are recognized as cash flow hedge accounting. The expiry date of these transactions complies with the repayment schedule of the relevant debentures. The fair value of the forward contracts is based on observable market-based data (level 2) in fair value hierarchy.

		Number of	Nominal		Capital
Hedge item	Repayment date	Transactions	Value	Fair value	reserve
			NIS	NIS	NIS
December 31, 2017:
Debentures (Series 6)	December 2018 - December 2022	9	1,994	(200)	48
			1,994	(200)	48
December 31, 2018:
Debentures (Series 6)	December 2019 - December 2022	6	1,350	(138)	12
			1,350	(138)	12

Subsequent to the reporting date, Bezeq entered into four forward transactions for Debentures (Series 10). The transactions amount to NIS 75 each, payable between December 2022 and December 2025.

DBS has forward transaction to reduce exposure to changes in the US$ exchange rate. As at December 31, 2018, the net fair value of these transactions is an asset of NIS 3 (as at December 31, 2017, a liability of NIS 12).

E.	Fair value

(1)	Financial instruments measured at fair value for disclosure purposes only

The table below shows the difference between the carrying amount and the fair value of groups of financial instruments. The carrying amount of other financial assets and liabilities does not differ significantly from their fair value. The fair value of debentures issued to the public is based on their quoted closing price at the reporting date (Level 1). The fair value of loans and non-marketable debentures is based on the present value of future principal and interest cash flows, discounted at the market rate of interest suitable for similar liabilities plus the required adjustments for risk premium and non-marketability at the reporting date (Level 2).

	December 31, 2017		December 31, 2018
					Fair value
					weighted
					average
	Carrying		Carrying		discount
	amount	Fair value	amount	Fair value	rate
	NIS	NIS	NIS	NIS	%
Loans from banks and others
Unlinked	4,436	4,693	4,235	4,324	3.09
Debentures
Issued to the public (CPI-linked)	4,911	5,208	4,203	4,110	3.88
Issued to institutional investors (US$ linked)	4,097	4,322	4,681	4,405	4.70
Issued to institutional investors (unlinked)	15	17	8	8	6.28
Issued to institutional investors (CPI-linked)	302	326	202	211	3.11
	13,761	14,566	13,329	13,058

(2)	Financial instruments measured at fair value

The table below analyses financial instruments carried at fair value, by valuation method.

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	NIS	NIS	NIS	NIS
Financial assets held for trading
Monetary funds and ETFs	14	-	-	14
Marketable securities	480	-	-	480
Forward contracts	-	(212)	-	(212)
Contingent consideration for a
business combination	-	-	(14)	(14)

	494	(212)	(14)	268

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	NIS	NIS	NIS	NIS
Financial assets held for trading
Monetary funds and ETFs	18	-	-	18
Marketable securities	444	-	-	444
Forward contracts	-	(135)	-	(135)

	462	(135)	-	327

a.	The fair value of investments in financial funds and ETFs and marketable securities is determined by reference to their average quoted selling price at the reporting date (Level 1).

b.	The fair value of forward contracts on the CPI or foreign currency is based on discounting the difference between the price in the forward contact and the price of the present forward contact for the balance of the contract term until redemption, at an appropriate interest rate (level 2). The estimate is made under the assumption that a market participant takes into account the credit risks of the parties when pricing such contracts.

F.	Offset of financial assets and liabilities

Bezeq has agreements with various communication companies to supply and receive communication services. The table below presents the carrying amount of the balances as stated in the statement of financial position:

	December 31,
	2017	2018
	NIS	NIS

Trade and other receivables, gross	115	94
Offset amounts	(99)	(83)
Trade and other receivables presented in the statement of financial position	16	11

Trade payables, gross	143	121
Offset amounts	(99)	(83)
Trade and other payables presented in the statement of financial position	44	38